Deferred Revenue (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Deferred Revenue [Abstract]
Deferred revenue to be recognized in revenue	$ 55	$ 428	$ 11